May 2, 2024

VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Re: 	American Fidelity Separate Account C (File Nos. 333-103492, 811-21313)
Ladies and Gentlemen:
      On behalf of American Fidelity Assurance Company (the
Company) and American Fidelity Separate Account C (Separate
Account C), I am filing this certification pursuant to paragraph (j)
of Rule 497 under the Securities Act of 1933. In this regard, I certify that the form of Prospectus and Statement of Additional
Information (SAI) for certain variable annuity contracts offered by the Company through Separate Account C otherwise required to be filed under paragraph (c) of Rule 497 do not differ from the form of Prospectus and SAI contained in the 485(b) post-effective amendment to registration statement on Form N-4 for Separate Account C, which was filed electronically with the Securities and Exchange Commission via EDGAR on May 1, 2024
and became effective immediately.
                                          Sincerely,
							/s/ Jennifer Wheeler
							Jennifer Wheeler
							Vice President



American Fidelity Assurance Company P.O. Box 25523 Oklahoma City, OK 73125-0523 americanfidelity.com